Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
REVENUES	$ 2,791,470	$ 3,411,552	$ 9,835,733	$ 21,014,064	$ 24,734,759	$ 10,172,379
COST OF REVENUES	(2,323,716)	(2,950,124)	(8,314,149)	(22,776,087)	(25,921,936)	(8,787,018)
GROSS PROFIT (LOSS)	467,754	461,428	1,521,584	(1,762,023)	(1,187,177)	1,385,361
OPERATING EXPENSES
Selling and marketing	(43,118)	(217,942)	(135,310)	(376,975)	(413,654)	(13,406)
General and administrative	(452,312)	(532,012)	(1,375,513)	(1,454,017)	(2,007,343)	(2,236,273)
Total operating expenses	(495,430)	(749,954)	(1,510,823)	(1,830,992)	(2,420,997)	(2,249,679)
(LOSS) INCOME FROM OPERATIONS	(27,676)	(288,526)	10,761	(3,593,015)	(3,608,174)	(864,318)
Interest income	72	102	2,135	102	230	130
Interest expenses	(2,526)	(646)	(5,375)	(6,586)	(19,142)	(20,799)
Other income (expenses), net	43,958	1,273	132,959	62,489	62,784	(79,560)
INCOME (LOSS) BEFORE INCOME TAX EXPENSE	13,828	(287,797)	140,480	(3,537,010)	(3,564,302)	(964,547)
INCOME TAX EXPENSE	(2,209)	(15,784)	(17,893)	(23,196)	(25,867)	(16,070)
NET INCOME (LOSS)	11,619	(303,581)	122,587	(3,560,206)	(3,590,169)	(980,617)
Foreign currency translation loss	(28,755)	(85,728)	(62,897)	(173,879)	(159,605)	91,443
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (17,136)	$ (389,309)	$ 59,690	$ (3,734,085)	$ (3,749,774)	$ (889,174)
EARNINGS (LOSS) PER SHARE
Basic and diluted	$ 0.00	$ (0.01)	$ 0.00	$ (0.14)	$ (0.14)	$ (0.04)
Weighted average number of shares outstanding – Basic and diluted	26,556,566	25,712,713	26,556,566	25,712,713	25,817,990	25,346,004